REAL ESTATE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
REAL ESTATE

4. REAL ESTATE

Real Estate consisted of the following components:

	June 30, 2021	December 31, 2020

Land Held for Development	$70,113,200	$9,532,800
Construction in Progress	15,104,600	9,042,700
Held for Sale	-	1,794,800
	$85,217,800	$20,370,300

4. REAL ESTATE

Real Estate consisted of the following components:

	December 31, 2020	December 31, 2019

Land Held for Development	$9,532,800	$9,707,800
Construction in Progress	9,042,700	12,879,600
Held for Sale	1,794,800	2,239,300
	$20,370,300	$24,826,700